Cover Page Document	Sep. 30, 2025	Apr. 30, 2025
Document Information [Line Items]
Entity Central Index Key		0001350593
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Written Communications		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-32892
Entity Tax Identification Number		20-3547095
Entity Address, Address Line One		1200 Abernathy Road N.E.
Entity Address, Address Line Two		Suite 1200
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30328
City Area Code		(770)
Local Phone Number		206-4200
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Trading Symbol		MWA
Security Exchange Name		NYSE
Amendment Flag		false
Document Type		8-K
Document Period End Date		Apr. 30, 2025
Entity Registrant Name		MUELLER WATER PRODUCTS, INC.